STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 3.3%
14,537	HEICO Corporation, Class A	$ 2,261,812

	CAPITAL MARKETS - 7.4%
11,997	S&P Global, Inc.	5,139,275

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
4,934	MSCI, Inc.	2,767,826

	E-COMMERCE DISCRETIONARY - 4.7%
18,658	Amazon.com, Inc.(a)	3,297,988

	HEALTH CARE EQUIPMENT & SUPPLIES - 6.5%
7,940	IDEXX Laboratories, Inc.(a)	4,567,326

	HEALTH CARE TECHNOLOGY - 4.7%
14,554	Veeva Systems, Inc., Class A(a)	3,282,073

	INTERNET MEDIA & SERVICES - 4.0%
20,109	Alphabet, Inc., Class C(a)	2,810,836

	IT SERVICES - 10.7%
30,627	Okta, Inc.(a)	3,286,277
54,963	Shopify, Inc., Class A(a)	4,197,524
		7,483,801
	PROFESSIONAL SERVICES - 7.3%
58,311	CoStar Group, Inc.(a)	5,074,806

	ROAD & RAIL - 2.8%
4,487	Old Dominion Freight Line, Inc.	1,985,408

	SOFTWARE - 27.7%
9,409	Atlassian Corp plc(a)	1,951,615
5,482	Cadence Design Systems, Inc.(a)	1,668,611
4,163	HubSpot, Inc.(a)	2,576,106

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE - 27.7% (Continued)
5,023	Microsoft Corporation	$ 2,077,714
6,401	MongoDB, Inc.(a)	2,864,960
3,532	ServiceNow, Inc.(a)	2,724,373
2,832	Synopsys, Inc.(a)	1,624,803
40,298	Unity Software, Inc.(a)	1,181,537
9,361	Workday, Inc., Class A(a)	2,758,312
		19,428,031
	TECHNOLOGY SERVICES - 16.8%
741,669	Adyen N.V. - ADR(a)	11,718,370

	TOTAL COMMON STOCKS (Cost $60,917,102)	69,817,552

	TOTAL INVESTMENTS - 99.9% (Cost $60,917,102)	$ 69,817,552
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	86,829
	NET ASSETS - 100.0%	$ 69,904,381

ADR	- American Depositary Receipt
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.